Tax on income	12 Months Ended
Dec. 31, 2023
Disclosure Of Tax Expenses [Abstract]
Tax on income
Note 10 – Tax on income

Tax balances presented in the statement of financial position:
	December 31,
	2023	2022	2023
	NIS	NIS	US Dollars

Current tax assets	9,497	3,117	2,618
Deferred tax liabilities	(4,868)	(4,198)	(1,342)

	January		December	December
	1, 2023	Change	31, 2023	31, 2023
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(5,135)	(710)	(5,845)	(1,612)
Leases	-	19	19	5
Employees benefits	421	80	501	139
Allowance of credit loss	326	(9)	317	87
Carry forward tax losses	190	(50)	140	39
	(4,198)	(670)	(4,868)	(1,342)

	January		December	December
	1, 2022	Change	31, 2022	31, 2022
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(6,511)	1,376	(5,135)	(1,459)
Financial liabilities carried at fair value through profit or loss	3,210	(3,210)	-	-
Employees benefits	599	(178)	421	120
Allowance of credit loss	316	10	326	93
Carry forward tax losses	369	(179)	190	53
	(2,017)	(2,181)	(4,198)	(1,193)

Taxes on income recognized in profit or loss:

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1	2 0 2 3
	NIS	NIS	NIS	US Dollars
Current taxes:
Current taxes	6,866	9,866	11,470	1,893
	6,866	9,866	11,470	1,893

Deferred taxes	670	2,544	1,249	185
	7,536	12,410	12,719	2,078

Reconciliation of the statutory tax rate to the effective tax rate:

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1	2 0 2 3
	NIS	NIS	NIS	US Dollars

Income before Income taxes	39,192	53,974	57,820	10,806
Statutory tax rate	23%	23%	23%	23%
Tax computed by statutory tax rate	9,014	12,414	13,299	2,485

Tax increments (savings) due to:
Non-deductible expenses	541	147	97	150
Profit or loss for tax for which deferred taxes were not provided	-	(13)	12	-
Temporary differences	(19)	-	-	(5)
Taxes for previous years	(268)	358	-	(74)
Tax exempt Income	(1,224)	(844)	(1,202)	(338)
Other	(508)	348	513	(140)
	7,536	12,410	12,719	2,078

The tax rate applicable to the Company for the years 2021 – 2023 is 23%.